9. UNSECURED CONVERTIBLE PROMISSORY NOTES, NET (Details)	Dec. 31, 2016 USD ($)
YP Holdings, LLC (Conversion type 1)
Additions	$ 3,150,000
Debt Discount	(3,150,000)
Amortization of Debt Discount	176,380
Ending Balance	176,380
Current Portion	5,815
Non-current Portion	170,565
Various financial institutions and third parties (Conversion type 2)
Additions	1,454,209
Debt Discount	(1,454,209)
Amortization of Debt Discount	54,203
Ending Balance	54,203
Current Portion
Non-current Portion	54,203
Total
Additions	4,604,209
Debt Discount	(4,604,209)
Amortization of Debt Discount	230,583
Ending Balance	230,583
Current Portion	5,815
Non-current Portion	$ 224,768